Annual Total Returns (Vanguard Value Index Fund - Institutional Shares Institutional) (Vanguard Value Index Fund, Vanguard Value Index Fund - Institutional Shares)	12 Months Ended
Dec. 31, 2013
Vanguard Value Index Fund | Vanguard Value Index Fund - Institutional Shares
Annual Total Return
2013	33.07%
2012	15.20%
2011	1.17%
2010	14.49%
2009	19.79%
2008	(35.88%)
2007	0.21%
2006	22.31%
2005	7.23%
2004	15.43%